Revenues, Deferred Revenues and Segments - Schedule of Reconciles Segment Income (Loss) to Consolidated Income (Loss) Before Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles Segment Income (Loss) to Consolidated Income (Loss) Before Income Taxes [Line Items]
Revenues	€ 4,484	€ 1,193	€ 311
General and administrative expenses	37,871	4,473	3,670
Impairment of non-financial assets	81,999
Operating loss from continuing operations	(384,511)	(4,241)	(3,747)
Interest income (expense)	(229)	(8)	47
Income (loss) before income taxes	(378,443)	(3,837)	(3,179)
Digital Assets Treasury [Member]
Schedule of Reconciles Segment Income (Loss) to Consolidated Income (Loss) Before Income Taxes [Line Items]
Revenues	1,535
Share based compensation	266,967
General and administrative expenses	19,939
Impairment of non-financial assets	66,052
Operating loss from continuing operations	(351,423)
Interest income (expense)
Other income (expense)	(938)
Income (loss) before income taxes	(352,361)
Legacy Sport Portfolio [Member]
Schedule of Reconciles Segment Income (Loss) to Consolidated Income (Loss) Before Income Taxes [Line Items]
Revenues	2,949	1,193	311
Share based compensation	2,158	961	388
General and administrative expenses	17,932	4,473	3,670
Impairment of non-financial assets	15,947
Operating loss from continuing operations	(33,088)	(4,241)	(3,747)
Interest income (expense)	(229)	(8)	47
Other income (expense)	7,235	412	521
Income (loss) before income taxes	(26,082)	(3,837)	(3,179)
Consolidated [Member]
Schedule of Reconciles Segment Income (Loss) to Consolidated Income (Loss) Before Income Taxes [Line Items]
Revenues	4,484	1,193	311
Share based compensation	269,125	961	388
General and administrative expenses	37,871	4,473	3,670
Impairment of non-financial assets	81,999
Operating loss from continuing operations	(384,511)	(4,241)	(3,747)
Interest income (expense)	(229)	(8)	47
Other income (expense)	6,297	412	521
Income (loss) before income taxes	€ (378,443)	€ (3,837)	€ (3,179)